Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Disclosure of other provisions [text block]
(USD millions)	2018	2017

Accrued liability for employee benefits:
Defined benefit pension plans [1]	3 546	3 157

Other long-term employee benefits and deferred compensation	600	625

Other post-employment benefits [1]	954	953

Environmental remediation provisions	634	706

Provisions for product liabilities, governmental investigations and other legal matters	214	230

Contingent consideration [2]	874	809

Other non-current liabilities	497	577

Total provisions and other non-current liabilities	7 319	7 057

[1] Note 24 provides additional disclosures related to post-employment benefits.
[2] Note 28 provides additional disclosures related to contingent consideration.

Accrual for environmental loss contingencies [table text block]
(USD millions)	2018	2017	2016

January 1	761	773	871

Cash payments	– 48	– 46	– 75

Releases	– 21	– 153

Additions	7	154	1

Currency translation effects	– 7	33	– 24

December 31	692	761	773

Less current provision	– 58	– 55	– 65

Non-current environmental remediation provisions at December 31	634	706	708

Accrual for environmental loss contingencies, fiscal year maturity [table text block]
(USD millions)	Expected cash outflows

Due within two years	150

Due later than two years, but within five years	185

Due later than five years, but within ten years	297

Due after ten years	60

Total environmental remediation liability provisions	692

Accrual for product liabilities government investigations other legal matters loss contingencies [table text block]
(USD millions)	2018	2017	2016

January 1	351	395	1 194

Cash payments	– 118	– 69	– 811

Releases of provisions	– 107	– 70	– 239

Additions to provisions	220	93	243

Currency translation effects	– 6	2	8

December 31	340	351	395

Less current portion	– 126	– 121	– 131

Non-current product liabilities, governmental investigations and other legal matters provisions at December 31	214	230	264